Annual Total Returns	Dec. 31, 2024
Prospectus #1 | Calvert Responsible Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Calvert Responsible Municipal Income Fund | Class A
Bar Chart Table:
2015	2.93%
2016	(0.42%)
2017	5.00%
2018	0.54%
2019	7.10%
2020	4.38%
2021	0.19%
2022	(8.20%)
2023	5.50%
2024	1.65%
Prospectus #2 | Calvert Emerging Markets Focused Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Calvert Emerging Markets Focused Growth Fund | Class A
Bar Chart Table:
2024	0.47%
Prospectus #3 | Calvert Flexible Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #3 | Calvert Flexible Bond Fund | Class A
Bar Chart Table:
2015	1.57%
2016	6.24%
2017	3.21%
2018	0.12%
2019	6.76%
2020	3.86%
2021	3.62%
2022	(3.88%)
2023	8.42%
2024	6.25%
Prospectus #4 | Calvert Small/Mid-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #4 | Calvert Small/Mid-Cap Fund | Class A
Bar Chart Table:
2015	(3.00%)
2016	15.44%
2017	15.38%
2018	4.95%
2019	28.12%
2020	12.81%
2021	18.87%
2022	(17.09%)
2023	13.44%
2024	10.25%